Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Noncancelable Operating Leases
As of December 31, 2014, the future minimum lease payments under the non-cancelable operating leases with lease terms in excess of one year was as follows:

(In thousands)
Years Ending December 31,
2015	$2,389
2016	2,294
2017	2,212
2018	2,127
2019	2,083
Thereafter	10,223
Total future minimum lease payments	$21,328